IFRS 7 - Disclosure - Liquidity Risk - Summary of Contractual Maturities of Other Contractual Obligations Affecting Our Funding Needs (Detail) - CAD ($) $ in Millions	Jan. 31, 2019	Oct. 31, 2018
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	$ 8,253	$ 8,379
Operating lease [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	5,643
Purchase obligations [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	2,086
Pension contribution [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	146
Underwriting commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	197
Investment commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	181
Less than 1 month [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	330	331
Less than 1 month [member] | Operating lease [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	42
Less than 1 month [member] | Purchase obligations [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	75
Less than 1 month [member] | Pension contribution [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	16
Less than 1 month [member] | Underwriting commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	197
Less than 1 month [member] | Investment commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	0
Later than one months and not later than three months [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	344	304
Later than one months and not later than three months [member] | Operating lease [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	83
Later than one months and not later than three months [member] | Purchase obligations [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	229
Later than one months and not later than three months [member] | Pension contribution [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	32
Later than one months and not later than three months [member] | Underwriting commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	0
Later than one months and not later than three months [member] | Investment commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	0
3 - 6 months [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	353	370
3 - 6 months [member] | Operating lease [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	125
3 - 6 months [member] | Purchase obligations [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	177
3 - 6 months [member] | Pension contribution [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	49
3 - 6 months [member] | Underwriting commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	0
3 - 6 months [member] | Investment commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	2
6 - 9 months [Member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	355	347
6 - 9 months [Member] | Operating lease [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	124
6 - 9 months [Member] | Purchase obligations [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	180
6 - 9 months [Member] | Pension contribution [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	49
6 - 9 months [Member] | Underwriting commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	0
6 - 9 months [Member] | Investment commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	2
9 - 12 months [Member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	280	342
9 - 12 months [Member] | Operating lease [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	122
9 - 12 months [Member] | Purchase obligations [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	153
9 - 12 months [Member] | Pension contribution [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	0
9 - 12 months [Member] | Underwriting commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	0
9 - 12 months [Member] | Investment commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	5
1 - 2 years [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	962	970
1 - 2 years [member] | Operating lease [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	483
1 - 2 years [member] | Purchase obligations [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	477
1 - 2 years [member] | Pension contribution [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	0
1 - 2 years [member] | Underwriting commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	0
1 - 2 years [member] | Investment commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	2
2 - 5 years [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	1,961	1,964
2 - 5 years [member] | Operating lease [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	1,279
2 - 5 years [member] | Purchase obligations [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	679
2 - 5 years [member] | Pension contribution [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	0
2 - 5 years [member] | Underwriting commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	0
2 - 5 years [member] | Investment commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	3
Over 5 years [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	3,668	$ 3,751
Over 5 years [member] | Operating lease [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	3,385
Over 5 years [member] | Purchase obligations [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	116
Over 5 years [member] | Pension contribution [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	0
Over 5 years [member] | Underwriting commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	0
Over 5 years [member] | Investment commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	$ 167